Recoverable taxes - Schedule of Recoverable Taxes (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Recoverable Taxes [abstract]
Withholding income tax on finance income	R$ 39,413	R$ 33,344
Contributions over revenue	14,922	13,576
Other taxes	2,030	3,506
Current tax assets	R$ 56,365	R$ 50,426